Revenue from services provided to customers - Customer contract balances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Contract with Customer, Asset and Liability [Abstract]
Customer contract receivables	¥ 143,413	¥ 114,158
Contract liabilities	¥ 6,004	¥ 5,276